Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense	$ 115,099	$ 107,787	$ 108,488
Amortization and write-off of deferred financing costs	6,391	5,653	4,524
Other	121	199	139
Interest expense and finance cost	$ 121,611	$ 113,639	$ 113,151